Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash	$ 118,879	$ 1,751
Restricted cash	4,800	0
Accounts receivable, net	14,639	10,198
Related party receivables	0	1,081
Other receivables	14,044	9,588
Inventories	221,145	206,458
Prepaid expenses and other current assets	8,538	4,422
Total current assets	382,045	233,498
Property, plant, and equipment, net	213,673	162,173
Goodwill	109,895	87,123
Intangible assets, net	36,079	26,110
Other assets	1,806	2,783
Total assets	743,498	511,687
Current liabilities
Line of credit	87,351	162,545
Accounts payable	17,301	15,125
Accrued liabilities and other payables	25,078	13,325
Related party liabilities	0	12,215
Current maturities of long-term debt	22,964	16,298
Total current liabilities	152,694	219,508
Other long-term liabilities	2,767	1,057
Long-term debt, less current maturities	183,541	143,039
Interest rate swap liabilities	13,807	19,943
Deferred tax liability	16,752	5,687
Deferred gain	12,000	13,335
Total liabilities	381,561	402,569
Commitments and contingencies (Note 11 and 13)
Redeemable noncontrolling interest	1,682	1,382
Stockholders' equity
Preferred stock, no par value, 200,000,000 shares authorized, and none issued and outstanding at June 30, 2021 and 2020, respectively.	0	0
Common stock, no par value, 200,000,000 shares authorized, 60,461,611 and 26,460,371 issued and outstanding at June 30, 2021 and 2020, respectively.	0	0
Additional paid-in capital	360,732	92,940
Retained earnings (accumulated deficit)	0	15,191
Total Vintage Wine Estates, Inc. stockholders' equity	360,732	108,131
Noncontrolling interests	(477)	(395)
Total stockholders' equity	360,255	107,736
Total liabilities, redeemable noncontrolling interest, and stockholders' equity	$ 743,498	$ 511,687